Note 8 - Federal Funds Purchased	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Federal Funds Purchased [Text Block]

8.         Federal Funds Purchased

The Company maintains a federal funds borrowing agreement with Atlantic Community Bankers Bank with an available borrowing capacity of $8 million. Fed funds outstanding amounted to $0 and $435,000 as of September 30, 2024 and December 31, 2023, respectively. This agreement is subject to annual renewal, incurs no service charges, and is unsecured.

8.         Federal Funds Purchased

The Company maintains a federal funds borrowing agreement with Atlantic Community Bankers Bank with an available borrowing capacity of $8 million. Fed funds outstanding amounted to $435,000 and $0 as of December 31, 2023 and 2022, respectively. This agreement is subject to annual renewal, incurs no service charges, and is unsecured.